ORGANIZATION AND DESCRIPTION OF THE BUSINESS ORGANIZATION AND DESCRIPTION OF THE BUSINESS - Additional Information (Details)	Mar. 30, 2020 USD ($) agreement shares	Jun. 30, 2021 shares	Jul. 29, 2020
Disclosure of corporate information [line items]
Class A shares to Limited Partner Units, Conversion Ratio | shares	0.11
Exchangeable shares issued as a result of the Holding LP Distribution, Brookfield | shares	13,700,000
Exchangeable shares issued as a result of the Holding LP Distribution, Partnership | shares	32,600,000
Percentage of issued and outstanding exchangeable shares held by holders of units	70.40%
Percentage of issued and outstanding exchangeable shares held by Brookfield	29.60%		19.30%
Percentage of voting interest in company	82.40%
Equity Commitment from Parent | $	$ 1,000,000,000
Class C exchangeable shares, conversion ratio | shares	1
Exchangeable shares listing term	5 years
Preferred Shares | $	$ 25.00
Subsidiaries [Member]
Disclosure of corporate information [line items]
Percentage of voting interest in company	75.00%
Holders of exchangeable shares [Member]
Disclosure of corporate information [line items]
Percentage of voting interest in company	25.00%
Parent [member]
Disclosure of corporate information [line items]
Class A shares to Limited Partner Units, Conversion Ratio | shares		1
Percentage of voting interest in company	7.40%
Holders of exchangeable shares, excluding Parent [Member]
Disclosure of corporate information [line items]
Percentage of voting interest in company	17.60%
Senior Unsecured Revolving Credit Facility [Member]
Disclosure of corporate information [line items]
Number of credit agreements | agreement	2
Borrowings Maturity, Term	10 years
Credit facility, maximum borrowing capacity | $	$ 1,000,000,000
Senior Unsecured Revolving Credit Facility [Member] | Subsidiaries [Member]
Disclosure of corporate information [line items]
Credit facility, maximum borrowing capacity | $	1,000,000,000
Senior Unsecured Revolving Credit Facility [Member] | Parent [member]
Disclosure of corporate information [line items]
Credit facility, maximum borrowing capacity | $	$ 1,000,000,000